Consolidated Statement of Cash Flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of cash flows [abstract]
Interest received	$ 908.9	$ 768.3	$ 595.0
Interest paid	751.1	521.9	470.2
Dividends received	0.0	0.0	0.0
Restricted cash	$ 194.9	$ 173.9	$ 197.7